CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME:
Loans, including fees	$ 6,209,000				$ 5,761,000					$ 23,857,272	$ 22,934,826	$ 23,360,430
Securities
Taxable	733,000				675,000					2,611,814	2,179,857	1,561,085
Tax exempt	676,000				733,000					2,811,530	2,742,349	2,982,158
Trading Assets	44,000				37,000					167,698
Other	69,000				76,000					282,465	310,756	329,238
Total interest income	7,731,000	7,560,000	7,483,000	7,405,000	7,283,000	7,270,000	7,105,000	6,837,000	6,956,000	29,730,779	28,167,788	28,232,911
INTEREST EXPENSE:
Deposits	486,000				539,000					2,038,085	2,282,033	2,504,425
Repurchase agreements and other borrowings	23,000				23,000					95,498	79,469	43,526
Federal Home Loan Bank advances	402,000				314,000					1,392,321	862,631	922,771
Subordinated debentures	57,000				57,000					229,662	231,638	244,918
Total interest expense	968,000				933,000					3,755,566	3,455,771	3,715,640
Net interest income	6,763,000	6,609,000	6,538,000	6,479,000	6,349,000	6,312,000	6,245,000	6,021,000	6,134,000	25,975,213	24,712,017	24,517,271
Provision for loan losses	300,000				100,000					950,000	1,050,000	2,050,000
Net interest income after provision	6,463,000				6,249,000					25,025,213	23,662,017	22,467,271
NON-INTEREST INCOME:
Service charges	904,000				1,011,000					4,240,180	4,324,986	4,740,500
Loan service fee income, net	53,000				29,000					65,551	202,091	105,490
Trust department income	277,000				222,000					979,046	745,973	662,548
Securities gains, net	8,000				188,000					965,985	967,454	1,834,839
Gain (loss) on trading assets	(5,000)				71,000					202,479
Gain on sale of mortgage loans	327,000				157,000					950,722	1,658,226	2,325,468
Brokerage income	106,000				80,000					554,015	350,544	239,980
Debit card interchange income	541,000				479,000					2,118,580	1,947,394	1,868,283
Other	59,000				32,000					81,336	24,976	92,864
Total other income	2,270,000				2,269,000					10,157,894	10,221,644	11,869,972
NON-INTEREST EXPENSE:
Salaries and employee benefits	3,794,000				3,602,000					14,806,347	15,387,011	12,583,775
Occupancy expenses	932,000				848,000					3,307,558	3,129,413	3,033,060
Repossession expenses, net	45,000				(2,000)					370,550	266,805	1,735,764
FDIC Insurance	156,000				128,000					535,438	486,380	572,752
Legal and professional fees	285,000				136,000					1,066,750	839,423	689,362
Data processing	367,000				337,000					1,351,017	1,346,325	1,186,622
Debit card expenses	256,000				234,000					1,004,551	955,113	884,445
Amortization	31,000				37,000					139,759	214,973	233,736
Advertising and marketing	213,000				209,000					826,582	824,980	744,456
Taxes other than payroll, property and income	230,000				225,000					851,092	875,029	842,568
Telephone	68,000				89,000					341,134	268,304	301,111
Postage	81,000				72,000					321,456	303,260	296,798
Loan fees	93,000				77,000					346,245	398,464	587,351
Other	666,000				462,000					1,946,227	1,907,310	1,994,208
Total other expenses	7,217,000				6,454,000					27,214,706	27,202,790	25,686,008
Income before income taxes	1,516,000				2,064,000					7,968,401	6,680,871	8,651,235
Income taxes	1,000				293,000					897,683	858,997	1,643,673
Net income	1,515,000	1,675,000	1,720,000	1,904,000	1,772,000	961,000	1,367,000	1,785,000	1,709,000	7,070,718	5,821,874	7,007,562
Other Comprehensive Income, net of tax:
Change in Unrealized Gains on Securities	937,000				3,251,000					5,917,187	(9,409,430)
Comprehensive Income (Loss)	$ 2,452,000				$ 5,022,000					$ 12,987,905	$ (3,587,556)	$ 7,521,075
Earnings per share
Basic (in dollars per share)	$ 0.56	$ 0.61	$ 0.63	$ 0.70	$ 0.66	$ 0.35	$ 0.51	$ 0.66	$ 0.63	$ 2.60	$ 2.15	$ 2.59
Diluted (in dollars per share)	$ 0.56	$ 0.61	$ 0.63	$ 0.70	$ 0.66	$ 0.35	$ 0.51	$ 0.66	$ 0.63	$ 2.60	$ 2.15	$ 2.59
Dividends per share (in dollars per share)	$ 0.26				$ 0.25					$ 1.00	$ 0.96	$ 0.92